Commitments and contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating leases description	The Company leases its vehicles and facilities under non-cancelable operating leases expiring between January 2021 and January 2024.
Rent expense	$ 4.2	$ 4.8	$ 3.8